Revenue from Contracts with Customers (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
		Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disaggregation of Revenue
Revenue from Contracts with Customers														$ 16,195.7	$ 15,424.9		$ 16,380.1
Total Revenues		$ 3,801.1		$ 4,333.1		$ 4,013.2		$ 4,048.3		$ 3,810.4	$ 4,104.7	$ 3,576.5	$ 3,933.3	16,195.7	15,424.9		16,380.1
Revenue, Performance Obligation
Fixed Performance Obligations		1,523.2												1,523.2
Revenue Textuals
Revenue from Related Parties														0.0	0.0		0.0
2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		920.7												920.7
2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		173.7												173.7
2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		162.5												162.5
After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		266.3												266.3
Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														12,327.8
Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														5,941.0
Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3,479.8
Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,684.7
Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														222.3
Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3,337.7
Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,353.0
Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													1,218.2
Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													766.5
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													453.0
Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														16,118.5
Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														77.2
Alternative [Member]
Disaggregation of Revenue
Total Revenues														(45.8)
Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														268.6	229.5		180.7
Total Revenues	[3]													123.0
AEP Texas Inc. [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,493.0
Total Revenues		402.0		433.4		388.3		371.6		374.1	431.2	389.5	343.6	1,595.3	1,538.4		1,461.4
Revenue, Performance Obligation
Fixed Performance Obligations		332.8												332.8
Current Assets
Affiliated Companies - Contracts with Customers		15.0								12.3				15.0	12.3
Revenue Textuals
Revenue from Related Parties														105.2	65.7		75.7
AEP Texas Inc. [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		332.8												332.8
AEP Texas Inc. [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Texas Inc. [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Texas Inc. [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Texas Inc. [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,151.0
AEP Texas Inc. [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														578.9
AEP Texas Inc. [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														436.2
AEP Texas Inc. [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														110.0
AEP Texas Inc. [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														25.9
AEP Texas Inc. [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														313.4
AEP Texas Inc. [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													0.0
AEP Texas Inc. [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													313.4
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													28.6
AEP Texas Inc. [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														102.3
AEP Texas Inc. [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(1.3)
AEP Texas Inc. [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3.8	2.4		2.5
Total Revenues	[6]													103.6
AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														832.0
Total Revenues		189.9	[7]	194.4	[7]	200.1	[7]	191.7	[7]	159.2	165.6	229.4	152.7	776.1	706.9	[8]	478.0
Revenue, Performance Obligation
Fixed Performance Obligations		893.6												893.6
Current Assets
Affiliated Companies - Contracts with Customers		61.0								93.2				61.0	93.2
Revenue Textuals
Revenue from Related Parties														598.9	568.1	[8]	367.5
AEP Transmission Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		58.6								47.1				58.6	47.1
AEP Transmission Co [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		893.6												893.6
AEP Transmission Co [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Transmission Co [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Transmission Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
AEP Transmission Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[9]													816.9
AEP Transmission Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[9]													0.0
AEP Transmission Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													816.9
Revenue Textuals
Revenue from Related Parties														646.0
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													15.1
AEP Transmission Co [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(55.9)
AEP Transmission Co [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(55.9)
AEP Transmission Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.2	0.8	[8]	0.1
Total Revenues	[6]													0.0
AEP Transmission Co [Member] | Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														177.0	138.0	[8]	110.4
Appalachian Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,993.2
Total Revenues		718.1		762.0		667.0		820.4		746.8	719.3	675.3	792.8	2,967.5	2,934.2		3,001.2
Revenue, Performance Obligation
Fixed Performance Obligations		200.2												200.2
Current Assets
Affiliated Companies - Contracts with Customers		73.4								69.3				73.4	69.3
Revenue Textuals
Revenue from Related Parties														181.4	172.0		142.1
Appalachian Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		52.5								35.6				52.5	35.6
Appalachian Power Co [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		144.8												144.8
Appalachian Power Co [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		32.2												32.2
Appalachian Power Co [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		23.2												23.2
Appalachian Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Appalachian Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,604.8
Appalachian Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,342.6
Appalachian Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														582.4
Appalachian Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														602.4
Appalachian Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														77.4
Appalachian Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														333.1
Appalachian Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													250.4
Revenue Textuals
Revenue from Related Parties														134.0
Appalachian Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													82.7
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													55.3
Appalachian Power Co [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(25.7)
Appalachian Power Co [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(23.8)
Appalachian Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														9.0	13.2		11.7
Total Revenues	[6]													(1.9)
Indiana Michigan Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,381.0
Total Revenues		574.5		629.7		589.7		576.8		535.7	557.7	467.3	560.5	2,370.7	2,121.2		2,167.6
Revenue, Performance Obligation
Fixed Performance Obligations		31.4												31.4
Current Assets
Affiliated Companies - Contracts with Customers		75.0								50.0				75.0	50.0
Revenue Textuals
Revenue from Related Parties														22.1	1.8		26.2
Indiana Michigan Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		35.3								15.1				35.3	15.1
Indiana Michigan Power Co [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		25.6												25.6
Indiana Michigan Power Co [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		2.9												2.9
Indiana Michigan Power Co [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		2.9												2.9
Indiana Michigan Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Indiana Michigan Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,787.8
Indiana Michigan Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														730.0
Indiana Michigan Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														490.3
Indiana Michigan Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														560.3
Indiana Michigan Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														7.2
Indiana Michigan Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														493.6
Indiana Michigan Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													470.5
Indiana Michigan Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													23.1
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													99.6
Indiana Michigan Power Co [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(10.3)
Indiana Michigan Power Co [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(2.1)
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														12.6	14.3		17.0
Total Revenues	[6]													(8.2)
Revenue Textuals
Revenue from Related Parties														70.0
Ohio Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3,079.9
Total Revenues		745.4		778.3		748.8		790.9		731.9	742.0	663.9	746.1	3,063.4	2,883.9		2,953.9
Revenue, Performance Obligation
Fixed Performance Obligations		65.4												65.4
Current Assets
Affiliated Companies - Contracts with Customers		70.8								70.2				70.8	70.2
Revenue Textuals
Revenue from Related Parties														21.0	24.4		17.3
Ohio Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		46.1								26.1				46.1	26.1
Ohio Power Co [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		65.4												65.4
Ohio Power Co [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Ohio Power Co [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Ohio Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Ohio Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,845.3
Ohio Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,611.5
Ohio Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														835.7
Ohio Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														385.2
Ohio Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														12.9
Ohio Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														58.5
Ohio Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													0.0
Ohio Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													58.5
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													176.1
Ohio Power Co [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(16.5)
Ohio Power Co [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(20.8)
Ohio Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														8.6	6.0		6.5
Total Revenues	[6]													4.3
Public Service Co Of Oklahoma [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,536.4
Total Revenues		330.8		481.4		398.3		336.8		335.6	442.8	344.7	304.1	1,547.3	1,427.2		1,249.8
Revenue, Performance Obligation
Fixed Performance Obligations		17.3												17.3
Current Assets
Affiliated Companies - Contracts with Customers		26.2								32.9				26.2	32.9
Revenue Textuals
Revenue from Related Parties														5.4	4.3		2.6
Public Service Co Of Oklahoma [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		12.4								6.1				12.4	6.1
Public Service Co Of Oklahoma [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		17.3												17.3
Public Service Co Of Oklahoma [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Public Service Co Of Oklahoma [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Public Service Co Of Oklahoma [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Public Service Co Of Oklahoma [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,440.8
Public Service Co Of Oklahoma [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														659.0
Public Service Co Of Oklahoma [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														404.4
Public Service Co Of Oklahoma [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														294.1
Public Service Co Of Oklahoma [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														83.3
Public Service Co Of Oklahoma [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														76.5
Public Service Co Of Oklahoma [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													36.3
Public Service Co Of Oklahoma [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													40.2
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													19.1
Public Service Co Of Oklahoma [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														10.9
Public Service Co Of Oklahoma [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														10.9
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														4.3	5.4		4.4
Total Revenues	[6]													0.0
Southwestern Electric Power Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,817.0
Total Revenues		410.1		$ 535.3		$ 457.1		$ 419.4		436.3	$ 517.6	$ 424.7	$ 401.3	1,821.9	1,779.9		1,748.0
Revenue, Performance Obligation
Fixed Performance Obligations		35.2												35.2
Current Assets
Affiliated Companies - Contracts with Customers		28.8								30.2				28.8	30.2
Revenue Textuals
Revenue from Related Parties														28.4	25.9		24.5
Southwestern Electric Power Co [Member] | Short-term Contract with Customer [Member]
Current Assets
Affiliated Companies - Contracts with Customers		16.3								$ 11.0				16.3	11.0
Southwestern Electric Power Co [Member] | 2019 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		35.2												35.2
Southwestern Electric Power Co [Member] | 2020-2021 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Southwestern Electric Power Co [Member] | 2022-2023 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		0.0												0.0
Southwestern Electric Power Co [Member] | After 2024 [Member]
Revenue, Performance Obligation
Fixed Performance Obligations		$ 0.0												0.0
Southwestern Electric Power Co [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,467.8
Southwestern Electric Power Co [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														641.5
Southwestern Electric Power Co [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														491.9
Southwestern Electric Power Co [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														325.8
Southwestern Electric Power Co [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														8.6
Southwestern Electric Power Co [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														325.2
Southwestern Electric Power Co [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													216.8
Southwestern Electric Power Co [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[4]													108.4
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[5]													24.0
Southwestern Electric Power Co [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														4.9
Southwestern Electric Power Co [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														4.9
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1.6	1.9		2.0
Total Revenues	[6]													0.0
Consolidation Eliminations [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0	0.0		0.0
Total Revenues														(942.4)	(949.0)		(738.1)
Revenue Textuals
Revenue from Related Parties														(942.4)	(949.0)		(738.1)
Consolidation Eliminations [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														(963.1)
Consolidation Eliminations [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Consolidation Eliminations [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													(226.0)
Consolidation Eliminations [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													(737.1)
Consolidation Eliminations [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													(32.0)
Consolidation Eliminations [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														(995.1)
Consolidation Eliminations [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														52.7
Consolidation Eliminations [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														52.7
Consolidation Eliminations [Member] | Other Revenues [Member]
Disaggregation of Revenue
Total Revenues	[3]													0.0
Consolidation Eliminations [Member] | AEP Transmission Co [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0	0.0		0.0
Total Revenues														0.0	0.0		0.0
Revenue Textuals
Revenue from Related Parties														0.0	0.0		0.0
Vertically Integrated Utilities [Member]
Disaggregation of Revenue
Total Revenues														9,645.5	9,192.0		9,091.9
Revenue Textuals
Revenue from Related Parties														88.8	96.9		79.5
Vertically Integrated Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														8,331.5
Vertically Integrated Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3,751.8
Vertically Integrated Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,206.4
Vertically Integrated Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,190.2
Vertically Integrated Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														183.1
Vertically Integrated Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,182.0
Vertically Integrated Utilities [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Vertically Integrated Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													899.8
Vertically Integrated Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													282.2
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													158.4
Vertically Integrated Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														9,671.9
Vertically Integrated Utilities [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(26.4)
Vertically Integrated Utilities [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(15.9)
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Total Revenues	[3]													(10.5)
Transmission And Distribution Utilities [Member]
Disaggregation of Revenue
Total Revenues														4,653.1	4,419.3		4,422.4
Revenue Textuals
Revenue from Related Parties														100.8	90.4		94.1
Transmission And Distribution Utilities [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														3,996.3
Transmission And Distribution Utilities [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														2,189.2
Transmission And Distribution Utilities [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,273.4
Transmission And Distribution Utilities [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														494.5
Transmission And Distribution Utilities [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														39.2
Transmission And Distribution Utilities [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														372.1
Transmission And Distribution Utilities [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Transmission And Distribution Utilities [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													0.0
Transmission And Distribution Utilities [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													372.1
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													204.6
Transmission And Distribution Utilities [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														4,573.0
Transmission And Distribution Utilities [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														80.1
Transmission And Distribution Utilities [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(22.2)
Transmission And Distribution Utilities [Member] | Other Revenues [Member]
Disaggregation of Revenue
Total Revenues	[3]													102.3
AEP Transmission Holdco [Member]
Disaggregation of Revenue
Total Revenues														804.1
AEP Transmission Holdco [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														849.3
AEP Transmission Holdco [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
AEP Transmission Holdco [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													0.0
AEP Transmission Holdco [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													849.3
Revenue Textuals
Revenue from Related Parties														643.0
AEP Transmission Holdco [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													15.2
AEP Transmission Holdco [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														864.5
AEP Transmission Holdco [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														(60.4)
AEP Transmission Holdco [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														(60.4)
AEP Transmission Holdco [Member] | Other Revenues [Member]
Disaggregation of Revenue
Total Revenues	[3]													0.0
Generation and Marketing [Member]
Disaggregation of Revenue
Total Revenues														1,940.3	1,875.1		2,986.0
Revenue Textuals
Revenue from Related Parties														122.2	103.7		127.3
Generation and Marketing [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Generation and Marketing [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Generation and Marketing [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Generation and Marketing [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Generation and Marketing [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Generation and Marketing [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,897.4
Generation and Marketing [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,353.0
Generation and Marketing [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													544.4
Revenue Textuals
Revenue from Related Parties														121.0
Generation and Marketing [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													0.0
Generation and Marketing [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													20.6
Generation and Marketing [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														1,918.0
Generation and Marketing [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														22.3
Generation and Marketing [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														0.0
Generation and Marketing [Member] | Other Revenues [Member]
Disaggregation of Revenue
Total Revenues	[3]													22.3
Other Segments [Member]
Disaggregation of Revenue
Total Revenues	[10]													95.1	120.8		105.1
Revenue Textuals
Revenue from Related Parties	[10]													75.1	69.7		70.3
Other Segments [Member] | Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Residential [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Commercial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Industrial [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Other Retail [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Wholesale and Competitive [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Marketing, Competitive Retail and Renewable [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														0.0
Other Segments [Member] | Wholesale Generation [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[1]													0.0
Other Segments [Member] | Wholesale Transmission [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[2]													0.0
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[3]													86.2
Other Segments [Member] | Affiliated and Nonaffiliated [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers														86.2
Other Segments [Member] | Alternative and Other [Member]
Disaggregation of Revenue
Total Revenues														8.9
Other Segments [Member] | Alternative [Member]
Disaggregation of Revenue
Total Revenues														0.0
Other Segments [Member] | Other Revenues [Member]
Disaggregation of Revenue
Revenue from Contracts with Customers	[10]													20.0	$ 51.1		$ 34.8
Total Revenues	[3]													$ 8.9

[1]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $121 million. The remaining affiliated amounts were immaterial.
[2]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $643 million. The remaining affiliated amounts were immaterial.
[3]	Amounts include affiliated and nonaffiliated revenues.
[4]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $646 million. The remaining affiliated amounts were immaterial.
[5]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $70 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.
[6]	Amounts include affiliated and nonaffiliated revenues.
[7]	The amounts presented for the Quarterly Periods Ended March 31, 2018 and June 30, 2018 reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously issued Financial Statement” section of Note 1.
[8]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[9]	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $134 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.
[10]	Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.